Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenue from sales	R$ 43,687,460	R$ 45,437,950	R$ 44,362,120
Costs from sale of goods and services rendered	(31,990,696)	(33,475,189)	(31,054,016)
Gross profit	11,696,764	11,962,761	13,308,104
Operating (expenses)/income	(7,426,742)	(6,776,012)	(5,666,642)
Selling expenses	(5,453,297)	(3,729,089)	(2,575,818)
General and administrative expenses	(855,999)	(760,894)	(674,119)
Equity earnings of affiliated companies	448,048	351,131	237,917
Other operating income	23,112	450,016	253,233
Other operating expenses	(1,588,606)	(3,087,176)	(2,907,855)
Profit before financial income (expenses)	4,270,022	5,186,749	7,641,462
Financial income	1,398,063	1,655,747	(78,220)
Financial expenses	(7,211,434)	(5,807,129)	(3,436,805)
Profit/(loss) before income taxes	(1,543,349)	1,035,367	4,126,437
Income tax and social contribution	5,208	(632,718)	(1,958,739)
Net income/(loss)	(1,538,141)	402,649	2,167,698
Attributable to:
Earnings/(loss) attributable to the controlling interests	(2,591,851)	(318,206)	1,554,060
Earnings attributable to the non-controlling interests	R$ 1,053,710	R$ 720,855	R$ 613,638
Earnings/(loss) basic per share	R$ (1.95450)	R$ (0.23996)	R$ 1.17108
Earnings/(loss) diluted per share	R$ (1.95450)	R$ (0.23996)	R$ 1.17108